Document And Entity Information	6 Months Ended
	Jun. 30, 2011	Oct. 05, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Littlefield Corporation
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		17,324,439
Amendment Flag	false
Entity Central Index Key	0000931683
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2